Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Paid-in Capital	Accumulated Other Comprehensive Earnings (Loss)	Retained Earnings	Deferred Compensation	Treasury Stock at Cost
Balance at Dec. 31, 2009	$ 809,260	$ 32,179	$ 207,386	$ 77,411	$ 854,801	$ 7,989	$ (370,506)
Balance (in shares) at Dec. 31, 2009		21,264,723
Increase (Decrease) in Shareholders' Equity
Net earnings	128,197				128,197
Other comprehensive earnings, net of tax	18,581			18,581
Treasury shares purchased	(23,858)						(23,858)
Treasury shares purchased (in shares)		(438,783)
Deferred compensation under Rabbi trust plans						(1,515)	1,515
Stock option excess tax benefit	2,732		2,732
Exercise of stock options	5,087	139	4,948
Exercise of stock options (in shares)		138,600
Dividends declared ($6.26, $6.19 and $8.15 per share during 2012, 2011 and 2010, respectively)	(170,848)				(170,848)
Balance at Dec. 31, 2010	769,151	32,318	215,066	95,992	812,150	6,474	(392,849)
Balance (in shares) at Dec. 31, 2010		20,964,540
Increase (Decrease) in Shareholders' Equity
Net earnings	126,598				126,598
Other comprehensive earnings, net of tax	21,333			21,333
Treasury shares purchased	(6,624)						(6,624)
Treasury shares purchased (in shares)		(111,956)
Deferred compensation under Rabbi trust plans						3,971	(3,971)
Stock option excess tax benefit	4,210		4,210
Exercise of stock options	8,821	309	8,512
Exercise of stock options (in shares)		309,553
Dividends declared ($6.26, $6.19 and $8.15 per share during 2012, 2011 and 2010, respectively)	(130,855)				(130,855)
Balance at Dec. 31, 2011	792,634	32,627	227,788	117,325	807,893	10,445	(403,444)
Balance (in shares) at Dec. 31, 2011		21,162,137
Increase (Decrease) in Shareholders' Equity
Net earnings	103,346				103,346
Other comprehensive earnings, net of tax	25,845			25,845
Deferred compensation under Rabbi trust plans						661	(661)
Stock option excess tax benefit	1,471		1,471
Exercise of stock options	6,104	101	6,003
Exercise of stock options (in shares)		100,487
Dividends declared ($6.26, $6.19 and $8.15 per share during 2012, 2011 and 2010, respectively)	(133,037)				(133,037)
Balance at Dec. 31, 2012	$ 796,363	$ 32,728	$ 235,262	$ 143,170	$ 778,202	$ 11,106	$ (404,105)
Balance (in shares) at Dec. 31, 2012		21,262,624